Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-based Compensation
11.	Stock-based Compensation

Stock‑based compensation expense recognized was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2020	2019	2020
Research and development	$13	$43	$42	$62
General and administrative	56	68	147	156
Total stock-based compensation expense	$69	$111	$189	$218

Valuation Assumptions

The fair value of stock options was determined using the Black-Scholes option-pricing model and the assumptions below. Each of these inputs is subjective and generally required significant judgment.

•

Fair Value of Common Stock—The grant date fair market value of the shares of common stock underlying stock options has historically been determined by the Company’s board of directors. Because previously there was no public market for the Company’s common stock, the board of directors exercised reasonable judgment and considered a number of objective and subjective factors to determine the best estimate of the fair market value, which include contemporaneous valuations performed by an independent third party, important developments in the Company’s operations, sales of convertible preferred stock, the rights, preferences and privileges of its convertible preferred stock relative to those of its common stock, lack of marketability of its common stock, actual operating results, financial performance, the progress of clinical development, the likelihood of achieving a liquidity event for its security holders, the trends, development and conditions in the life sciences and biotechnology sectors, the economy in general, and the stock price performance and volatility of comparable public companies.

•	Risk-Free Interest Rate—The risk-free interest rate is based on the U.S. Treasury zero coupon issues in effect at the time of grant for periods corresponding with the expected term of the option.
•

Expected Volatility—Because the Company was previously privately held and did not have any trading history for its common stock, the expected volatility was estimated based on the average volatility for comparable publicly traded life sciences companies over a period equal to the expected term of the stock option grants. The comparable companies were chosen based on the similar size, stage in life cycle or area of specialty. The Company will continue to apply this process until a sufficient amount of historical information regarding the volatility of its own stock price becomes available.

•

Expected Term—The expected term represents the period that the stock-based awards are expected to be outstanding and is determined using the simplified method (based on the midpoint between the vesting date and the end of the contractual term) as the Company has limited history of relevant stock option exercise activity.

•	Expected Dividend Yield—The Company has never paid dividends on its common stock and has no plans to pay dividends going forward. Therefore, it used an expected dividend yield of zero.

The fair value of each stock option was estimated using the Black‑Scholes option‑pricing model with the following weighted-average assumptions:

	Nine Months Ended September 30,
	2019	2020
Risk-free interest rate	1.58%	0.49%
Expected volatility	74.59%	80.11%
Expected term (in years)	6.59	6.93
Expected dividend yield	—	—

The weighted-average grant-date fair value of options granted to employees and directors during the nine months ended September 30, 2019 and 2020 were $259,000 and $2.1 million respectively. The remeasured weighted-average fair value of options granted to advisors during the nine months ended September 30, 2019 was $46,000. The weighted-average grant-date fair value of options granted to advisors during the nine months ended September 30, 2020 was $727,000.

Stock Option Activity

A summary of option activity for the nine months ended September 30, 2020 was as follows:

	Available for Grant	Shares	Weighted- Average Exercise price per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balance at December 31, 2019	399,737	1,514,770	$1.03	7.16	$500
Authorized	4,343,534	—
Granted	(994,293)	994,293	16.20
Exercised	—	(540,334)	1.00
Forfeited/expired	41,301	(41,301)	1.35
Balance at September 30, 2020	3,790,279	1,927,428	$8.85	8.18	$18,521
Expected to vest		1,298,059	$12.71	9.52	$7,460
Options exercisable		629,373	$0.89	5.43	$11,061

The total fair value of options granted to employees, directors, and advisors that vested during the nine months ended September 30, 2020 was $219,000, which included $144,000 for options granted to employees and directors and $75,000 for options granted to advisors. The total fair value of options that vested during the nine months ended September 30, 2019 was $123,000, which included $64,000 for options granted to employees and directors and $59,000 for options granted to advisors.

The aggregate intrinsic value in the table above is calculated as the difference between the exercise price of the underlying options and the estimated fair value of the Company’s common stock underlying all options that were in-the-money at September 30, 2020. The aggregate intrinsic value of options exercised was $4,000 and $9.4 million during the nine months ended September 30, 2019 and 2020, respectively, determined as of the date of option exercise. As of September 30, 2020, there was $2.9 million of total unrecognized compensation cost related to unvested stock options. The Company expects to recognize this cost over a remaining weighted-average period of 1.95 years. The Company utilizes newly issued shares to satisfy option exercises.

Stock options outstanding and exercisable consisted of the following at September 30, 2020:

	Employees and Directors		Non-employees
Exercise Price ($)	Shares Outstanding	Shares Exercisable	Shares Outstanding	Shares Exercisable
0.16	75,660	75,660	12,611	12,611
0.48	162,353	162,353	—	—
1.00	—	—	37,830	37,830
1.04	70,933	70,933	31,525	31,525
1.19	52,645	38,878	34,677	34,677
1.31	63,050	63,050	—	—
1.35	294,754	27,529	116,642	63,049
1.49	31,525	10,508	—	—
17.00	747,770	770	195,453	—
Total	1,498,690	449,681	428,738	179,692

Restricted Stock Award Activity

In 2018, the Company issued a restricted stock award (“RSA”) to an advisor under the 2014 Plan. The restricted stock award vests over three years and requires continued service to the Company during the vesting period. The vesting provisions of individual awards may vary as approved by the board of directors. If continued service terminates for any reason, the Company has the right to repurchase the unvested shares for no consideration. Shares subject to repurchase as of December 31, 2019 and September 30, 2020 were 8,407 shares and 4,204 shares, respectively, all of which were related to non-employee RSAs.

A summary of RSA activity for the nine months ended September 30, 2020 was as follows:

	Share Equivalent	Weighted- Average Grant Date Fair Value
Non-vested at December 31, 2019	8,407	1.35
Granted	—	—
Vested	(4,203)	1.35
Non-vested at September 30, 2020	4,204	$1.35

12.	Stock-based Compensation

The Company maintains the 2014 Equity Incentive Plan (“2014 Plan”), as amended in August 2016, which allows for the grant of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock awards, and restricted stock unit awards to employees, officers, non-employee directors, consultants and advisors.  As of December 31, 2019, the Company has reserved 3,076,214 shares of common stock for issuance under the 2014 Plan.

The Company grants stock options with exercise prices equal to the estimated fair value of common stock on the date of the grant as determined by the board of directors based on the most recent third-party valuation of the common stock.  Terms of stock award agreements, including vesting requirements, are determined by the board of directors, subject to the provisions of the plan, and typically have a contractual term of ten years from the date of grant. In the case of options granted to holders of more than 10% of the voting power of the Company, the exercise price may not be less than 110% of the fair market value of the common stock on the date the option is granted, and the term of the option may not exceed five years.  Stock options granted have multiple vesting schedules ranging from immediate 100% vesting to cliff vesting ratably over four years.

Restricted stock awards are awards of a specific number of shares of the Company’s common stock, and are subject to continued service and vesting conditions.

Stock-based Compensation Expense

Stock‑based compensation expense recognized was as follows (in thousands):

	Year Ended December 31,
	2018	2019
Research and development	$53	$55
General and administrative	143	198
Total stock-based compensation expense	$196	$253

Valuation Assumptions

The fair value of stock options was determined using the Black-Scholes option-pricing model and the assumptions below. Each of these inputs is subjective and generally required significant judgment.

•

Fair Value of Common Stock—The grant date fair market value of the shares of common stock underlying stock options has historically been determined by the Company’s board of directors. Because there has been no public market for the Company’s common stock, the board of directors exercises reasonable judgment and considers a number of objective and subjective factors to determine the best estimate of the fair market value, which include contemporaneous valuations performed by an independent third-party, important developments in the Company’s operations, sales of convertible preferred stock, the rights, preferences and privileges of the Company’s convertible preferred stock relative to those of its common stock, lack of marketability of its common stock, actual operating results, financial performance, the progress of clinical development, the likelihood of achieving a liquidity event for the Company’s security holders, the trends, development and conditions in the life sciences and biotechnology sectors, the economy in general, the stock price performance and volatility of comparable public companies.

•	Risk-Free Interest Rate—The risk-free interest rate is based on the U.S. Treasury zero coupon issues in effect at the time of grant for periods corresponding with the expected term of the option.
•

Expected Volatility—Because the Company has been privately held and does not have any trading history for its common stock, the expected volatility was estimated based on the average volatility for comparable publicly traded life sciences companies over a period equal to the expected term of the stock option grants. The comparable companies were chosen based on the similar size, stage in life cycle or area of specialty. The Company will continue to apply this process until a sufficient amount of historical information regarding the volatility of its own stock price becomes available.

•

Expected Term—The expected term represents the period that the stock-based awards are expected to be outstanding and is determined using the simplified method (based on the mid-point between the vesting date and the end of the contractual term) as the Company has limited history of relevant stock option exercise activity.

•	Expected Dividend Yield—The Company has never paid dividends on its common stock and has no plans to pay dividends on its common stock. Therefore, it used an expected dividend yield of zero.

The fair value of each stock option was estimated using the Black‑Scholes option‑pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2018	2019
Risk-free interest rate	2.6%	1.6%
Expected volatility	76.3%	75.0%
Expected term (in years)	6.6	6.5
Expected dividend yield	—	—

The weighted-average grant-date fair value of options granted to employees and directors during the years ended December 31, 2018 and 2019 were $0.79 and $0.89, respectively.  The re-measured weighted-average fair value of options granted to advisors during the years ended December 31, 2018 and 2019 were $1.08 and $1.06, respectively.

Stock Option Activity

A summary of option activity was as follows:

	Available for Grant	Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balance at December 31, 2018	220,675	1,263,831	$0.93
Authorized	511,966
Granted	(351,819)	351,819	1.35
Exercised		(81,965)	0.89
Forfeited/expired	18,915	(18,915)	1.35
Balance at December 31, 2019	399,737	1,514,770	$1.03	7.16	$500
Expected to vest		593,093	$1.35	8.79	$18
Options exercisable		921,677	$0.83	6.11	$477

The total fair value of options granted to employees, directors, and advisors that vested during the year ended December 31, 2018 was $160,000, which included $115,000 for options granted to employees and directors and $45,000 for options granted to advisors. The total fair value of options that vested during the year ended December 31, 2019 was $183,000, which included $104,000 for options granted to employees and directors and $79,000 for options granted to advisors.

The aggregate intrinsic value in the table above is calculated as the difference between the exercise price of the underlying options and the estimated fair value of the Company’s common stock for all options that were in-the-money at December 31, 2019. The aggregate intrinsic value of options exercised was $297,000 during 2018 and $38,500 during 2019, determined as of the date of option exercise. As of December 31, 2019, there was $374,000 of total unrecognized compensation cost related to unvested stock options. The Company expects to recognize this cost over a remaining weighted-average period of 1.41 years. The Company utilizes newly issued shares to satisfy option exercises.

Stock options outstanding and exercisable consisted of the following at December 31, 2019:

	Employees and Directors		Non-employees
Exercise Price ($)	Share Options Outstanding	Share Options Exercisable	Share Options Outstanding	Share Options Exercisable
0.16	75,660	75,660	15,762	15,762
0.48	288,453	288,453	—	—
1.00	—	—	37,830	37,830
1.04	241,164	194,139	81,965	81,964
1.19	66,517	47,392	34,677	34,677
1.31	63,050	63,050	—	—
1.35	414,237	22,067	163,930	60,684
1.49	31,525	—	—	—
Total	1,180,606	690,760	334,164	230,917

Restricted Stock Award Activity

In 2018, the Company issued a restricted stock award (“RSA”) to an advisor under the 2014 Plan.  The restricted stock award vests over three years and requires continued service to the Company during the vesting period.  The vesting provisions of individual awards may vary as approved by the board of directors.  If continued service terminates for any reason, the Company has the right to repurchase the unvested shares for no consideration. As of December 31, 2019, there were 8,407 shares subject to repurchase, all of which were related to non-employee RSAs and have been excluded from the weighted-average number of shares outstanding for the purposes of calculating earnings per share.

A summary of RSA activity was as follows:

	Share Equivalent	Weighted- Average Grant Date Fair Value
Non-vested at December 31, 2018	12,610	$1.35
Granted	—	—
Vested	(4,203)	1.35
Non-vested at December 31, 2019	8,407	$1.35

As of December 31, 2019, there was approximately $6,000 of total unrecognized compensation cost related to non-vested restricted stock awards that will be recognized as expense over a weighted-average period of 1.23 years.